Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000017876
Account Value [Line Items]
Line Graph and Table Measure Name		Black Oak Emerging Technology Fund
Accumulated Value	$ 10,000		$ 10,959	$ 13,278	$ 14,356	$ 15,844	$ 20,514	$ 31,781	$ 24,135	$ 23,330	$ 31,373	$ 38,401
C000017877
Account Value [Line Items]
Line Graph and Table Measure Name		Live Oak Health Sciences Fund
Accumulated Value	10,000		9,819	11,172	12,031	12,320	12,397	16,144	16,782	15,808	18,198	19,286
C000017874
Account Value [Line Items]
Line Graph and Table Measure Name		Pin Oak Equity Fund
Accumulated Value	10,000		10,554	12,861	13,600	15,345	15,466	21,976	16,493	18,239	23,907	30,633
C000017875
Account Value [Line Items]
Line Graph and Table Measure Name		Red Oak Technology Select Fund
Accumulated Value	10,000		11,714	15,903	17,741	20,743	24,152	33,036	24,068	30,458	42,559	55,980
C000017879
Account Value [Line Items]
Line Graph and Table Measure Name		River Oak Discovery Fund
Accumulated Value	10,000		10,339	12,674	12,190	13,042	14,058	22,628	19,327	18,348	22,329	23,909
C000017878
Account Value [Line Items]
Line Graph and Table Measure Name		Rock Oak Core Growth Fund
Accumulated Value	10,000		10,398	13,208	14,813	14,615	15,168	19,675	16,426	16,378	21,902	24,397
C000017873
Account Value [Line Items]
Line Graph and Table Measure Name		White Oak Select Growth Fund
Accumulated Value	10,000		10,407	12,839	14,053	15,550	17,355	24,077	18,436	20,700	27,785	33,631
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,469	12,957	13,846	15,737	17,084	24,542	21,015	22,909	31,510	37,878
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,469	12,957	13,846	15,737	17,084	24,542	21,015	22,909	31,510	37,878
Morningstar US Market TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Market TR USD
Accumulated Value	10,000		10,428	12,921	13,787	15,709	17,350	24,873	20,699	22,584	31,187	37,736
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,469	12,957	13,846	15,737	17,084	24,542	21,015	22,909	31,510	37,878
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,469	12,957	13,846	15,737	17,084	24,542	21,015	22,909	31,510	37,878
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,469	12,957	13,846	15,737	17,084	24,542	21,015	22,909	31,510	37,878
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S&P 500 Equal Weighted Information Technology TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weighted Information Technology Index
Accumulated Value	10,000		11,460	15,793	17,121	20,825	24,101	35,852	29,065	32,021	44,190	57,037
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
Accumulated Value	10,000		9,604	11,775	13,104	14,235	15,667	20,965	21,135	20,171	24,188	24,179
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,469	12,957	13,846	15,737	17,084	24,542	21,015	22,909	31,510	37,878
S&P 500 Equal Weighted Information Technology TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weighted Information Technology Index
Accumulated Value	10,000		11,460	15,793	17,121	20,825	24,101	35,852	29,065	32,021	44,190	57,037
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,635	13,605	14,366	14,832	13,687	21,754	19,184	17,715	23,029	24,299
Morningstar US Small Cap TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Small Cap TR USD
Accumulated Value	10,000		10,495	13,019	13,219	14,071	13,828	20,398	16,835	16,388	21,818	24,029
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,626	13,120	13,254	14,449	14,283	21,268	18,813	18,614	24,755	26,335
Morningstar US Mid Cap TR USD
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Mid Cap TR USD
Accumulated Value	$ 10,000		$ 10,476	$ 12,757	$ 13,211	$ 15,174	$ 16,008	$ 23,268	$ 19,542	$ 19,373	$ 26,093	$ 28,951